UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beacon Investment Company
Address: 201 S. Main Street
         Suite 200
         Ann Arbor, MI  48104

13F File Number:  28-3155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Audrey L. Johnson
Title:    Chief Financial Officer
Phone:    734-662-1200
Signature, Place, and Date of Signing:

    Audrey L. Johnson    Ann Arbor, Michigan    May 7, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   $235717



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM
13F INFORMATION TABLE
                                                           VALUE
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN
AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -----
--- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COMMON STOCK     00130H105    13995
375696 SH       SOLE                   118541            257155
American Tel & Tel             COMMON STOCK     001957109     1039
13015 SH       SOLE                     7650              5365
Anheuser Busch                 COMMON STOCK     035229103     1819
23900 SH       SOLE                     4600             19300
Associates First Capital Corp  COMMON STOCK     046008108     9316
207030 SH       SOLE                    66780            140250
Avon Products Inc              COMMON STOCK     054303102    11481
243945 SH       SOLE                    77840            166105
BMC Software                   COMMON STOCK     055921100     5585
150698 SH       SOLE                    52943             97755
Banc One Corp                  COMMON STOCK     059438101      344
6239 SH       SOLE                     6109               130
Borders Group                  COMMON STOCK     099709107    13831
983567 SH       SOLE                   293087            690480
Cendant Corp                   COMMON STOCK     151313103     5901
370231 SH       SOLE                   124192            246039
Cisco Systems                  COMMON STOCK     17275R102     8967
81843 SH       SOLE                    29080             52763
Disney Walt                    COMMON STOCK     254687106      227
7300 SH       SOLE                      400              6900
Ecolab Inc                     COMMON STOCK     278865100      211
5950 SH       SOLE                      800              5150
Emerson Electr Co              COMMON STOCK     291011104      226
4267 SH       SOLE                     1167              3100
Enron Corp                     COMMON STOCK     293561106     9572
148985 SH       SOLE                    49060             99925
Freddie Mac                    COMMON STOCK     313400301     8191
142910 SH       SOLE                    46995             95915
GTE Corp                       COMMON STOCK     362320103     8054
133130 SH       SOLE                    43610             89520
General Elec Co                COMMON STOCK     369604103      371
3351 SH       SOLE                      920              2431
Gillette                       COMMON STOCK     375766102      398
6700 SH       SOLE                                       6700
H & R Block Inc                COMMON STOCK     093671105     8077
170490 SH       SOLE                    56890            113600
Household Intl                 COMMON STOCK     441815107     9995
219076 SH       SOLE                    70748            148328
IMS Health Inc                 COMMON STOCK     449934108     4622
139530 SH       SOLE                    49320             90210
Intel Corp                     COMMON STOCK     458140100     4246
35715 SH       SOLE                    11210             24505
International Game Tech        COMMON STOCK     459902102     5301
362452 SH       SOLE                   113582            248870
Interpublic Group Cos Inc      COMMON STOCK     460690100      382
4900 SH       SOLE                     2700              2200
Johnson & Johnson              COMMON STOCK     478160104     9314
99610 SH       SOLE                    32680             66930
Kroger Co                      COMMON STOCK     501044101     6463
107940 SH       SOLE                    31725             76215
Linear Tech                    COMMON STOCK     535678106      256
5000 SH       SOLE                                       5000
Lowe's Companies Inc           COMMON STOCK     548661107     1416
23400 SH       SOLE                                      23400
Lucent Technologies Inc        COMMON STOCK     549463107      271
2505 SH       SOLE                                       2505
MBNA Corp                      COMMON STOCK     55262L100    10969
459446 SH       SOLE                   153543            305903
MCI Worldcom Inc               COMMON STOCK     55268B106     8404
94895 SH       SOLE                    32560             62335
McDonald's Corp                COMMON STOCK     580135101      489
10800 SH       SOLE                                      10800
Microsoft Corp                 COMMON STOCK     594918104      295
3290 SH       SOLE                     1440              1850
Minerals Technologies          COMMON STOCK     603158106     7253
151099 SH       SOLE                    47589            103510
Pepsico                        COMMON STOCK     713448108     4702
119983 SH       SOLE                    38013             81970
Pfizer                         COMMON STOCK     717081103     1240
8940 SH       SOLE                      610              8330
Philip Morris                  COMMON STOCK     718154107     9862
280262 SH       SOLE                    90790            189472
Pitney Bowes                   COMMON STOCK     724479100     8552
134146 SH       SOLE                    44006             90140
Procter & Gamble Co            COMMON STOCK     742718109      203
2075 SH       SOLE                      225              1850
QualComm Inc                   COMMON STOCK     747525103    20767
166973 SH       SOLE                    51543            115430
Sterling Commerce Inc          COMMON STOCK     859205106     7265
236260 SH       SOLE                    77960            158300
Tingyi (Cayman Islands)        COMMON STOCK     G8878S103        0
12000 SH       SOLE                    12000
Warner-Lambert                 COMMON STOCK     934488107     5271
79565 SH       SOLE                    28110             51455
Fidelity Advisor Balanced Clas MUTUAL FUNDS     315807867      575
30386.209SH       SOLE                                  30386.209